UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: July 31

Date of reporting period: April 30, 2018

Item 1. Schedule of Investments.

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2018 (Unaudited)

Principal Amount		Value

	Bank Loans – 1.5%
$168,455	Dell International LLC 3.410% (US LIBOR+150 basis points), 12/31/2018[1,2]	$168,630
250,000	FCA U.S. LLC 3.900% (US LIBOR+250 basis points), 12/31/2018[1,2,3]	251,094
184,000	HCA, Inc. 3.401% (US LIBOR+150 basis points), 6/10/2020[1,2]	185,265
250,000	Micron Technology, Inc. 3.660% (US LIBOR+250 basis points), 4/26/2022[1,2,3,4,5]	252,344

	Total Bank Loans (Cost $854,224)	857,333

	Bonds – 73.6%
	Asset-Backed Securities – 37.1%
	Ally Auto Receivables Trust
189,389	Series 2018-1, Class A1, 1.750%, 2/15/2019[3]	189,394
142,219	Series 2015-2, Class A3, 1.490%, 11/15/2019[3]	141,967
250,000	Apidos CLO XI Series 2012-11A, Class DR, 6.403% (LIBOR 3 Month+405 basis points), 1/17/2028[1,3,6]	251,426
410,000	Bank of The West Auto Trust Series 2015-1, Class A4, 1.660%, 9/15/2020[3,6]	408,673
850,000	Benefit Street Partners CLO IV Ltd. Series 2014-IVA, Class A1R, 3.849% (LIBOR 3 Month+149 basis points), 1/20/2029[1,3,6]	854,250
925,000	Birchwood Park CLO Ltd. Series 2014-1A, Class AR, 3.528% (LIBOR 3 Month+118 basis points), 7/15/2026[1,3,6]	925,980
250,000	BlueMountain CLO Ltd. Series 2015-1A, Class A1R, 3.672% (LIBOR 3 Month+133 basis points), 4/13/2027[1,3,6]	250,477
	Carlyle Global Market Strategies CLO Ltd.
500,000	Series 2014-3A, Class A1AR, 3.516% (LIBOR 3 Month+115 basis points), 7/27/2026[1,3,6]	500,460
250,000	Series 2016-1A, Class C, 7.259% (LIBOR 3 Month+490 basis points), 4/20/2027[1,3,6]	250,985
139,916	CCG Receivables Trust Series 2018-1, Class A1, 1.850%, 2/14/2019[3,6]	139,921
257,942	CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2, 4.474%, 3/20/2043[3,6]	258,137
	CNH Equipment Trust
179,238	Series 2015-A, Class A3, 1.300%, 4/15/2020[3]	178,805
725,000	Series 2014-C, Class A4, 1.650%, 9/15/2021[3]	722,647
875,000	Dryden 33 Senior Loan Fund Series 2014-33A, Class AR, 3.778% (LIBOR 3 Month+143 basis points), 10/15/2028[1,3,6]	877,461

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Asset-Backed Securities (Continued)
$500,000	Dryden XXV Senior Loan Fund Series 2012-25A, Class CRR, 4.198% (LIBOR 3 Month+185 basis points), 10/15/2027[1,3,6]	$500,856
750,000	Emerson Park CLO Ltd. Series 2013-1A, Class C1R, 4.498% (LIBOR 3 Month+215 basis points), 7/15/2025[1,3,6]	751,342
222,763	Engs Commercial Finance Trust Series 2018-1A, Class A1, 2.970%, 2/22/2021[3,6]	222,548
165,772	Ford Credit Auto Lease Trust Series 2017-B, Class A1, 1.350%, 11/15/2018[3]	165,708
	Ford Credit Auto Owner Trust
525,000	Series 2014-C, Class B, 1.970%, 4/15/2020[3]	522,788
325,000	Series 2015-B, Class A4, 1.580%, 8/15/2020[3]	323,274
50,281	GM Financial Automobile Leasing Trust Series 2015-3, Class A3, 1.690%, 3/20/2019[3]	50,251
300,000	GM Financial Consumer Automobile Receivables Trust Series 2018-2, Class A1, 2.300%, 4/16/2019[3]	300,000
180,000	GMF Floorplan Owner Revolving Trust Series 2015-1, Class A1, 1.650%, 5/15/2020[3,6]	179,941
191,798	GreatAmerica Leasing Receivables Funding LLC Series Series 2018-1, Class A1, 1.850%, 2/15/2019[3,6]	191,806
	Hyundai Auto Lease Securitization Trust
93,553	Series 2017-C, Class A1, 1.420%, 11/15/2018[3,6]	93,554
565,000	Series 2016-A, Class A4, 1.800%, 12/16/2019[3,6]	563,730
	Hyundai Auto Receivables Trust
300,000	Series 2018-A, Class A1, 2.230%, 4/15/2019[3]	300,013
600,000	Series 2015-B, Class A4, 1.480%, 6/15/2021[3]	595,706
510,000	Series 2015-C, Class B, 2.150%, 11/15/2021[3]	506,067
100,000	Series 2015-B, Class C, 2.300%, 7/15/2022[3]	99,516
350,000	Madison Park Funding XIV Ltd. Series 2014-14A, Class A2R, 3.479% (LIBOR 3 Month+112 basis points), 7/20/2026[1,3,6]	350,437
500,000	Madison Park Funding XXII Ltd. Series 2016-22A, Class B, 4.160% (LIBOR 3 Month+180 basis points), 10/25/2029[1,3,6]	501,190
	Mercedes-Benz Auto Lease Trust
185,981	Series 2018-A, Class A1, 1.750%, 2/15/2019[3]	185,985
215,000	Series 2018-A, Class A2, 2.200%, 4/15/2020[3]	214,347
250,000	Mill Creek II CLO Ltd. Series 2016-1A, Class B, 4.859% (LIBOR 3 Month+250 basis points), 4/20/2028[1,3,6]	252,858
	MMAF Equipment Finance LLC
116,675	Series 2017-B, Class A1, 1.500%, 12/14/2018[3,6]	116,624
240,223	Series 2017-AA, Class A2, 1.730%, 5/18/2020[3,6]	239,371

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Asset-Backed Securities (Continued)
$250,000	Mountain View CLO Ltd. Series 2014-1A, Class AR, 3.588% (LIBOR 3 Month+124 basis points), 10/15/2026[1,3,6]	$250,532
	Nationstar HECM Loan Trust
160,000	Series 2017-1A, Class M1, 2.942%, 5/25/2027[3,6]	158,755
67,497	Series 2017-2A, Class A1, 2.038%, 9/25/2027[3,6,7]	67,033
	Nissan Auto Receivables Owner Trust
614,011	Series 2015-C, Class A3, 1.370%, 5/15/2020[3]	610,685
411,393	Series 2016-A, Class A3, 1.340%, 10/15/2020[3]	408,569
180,000	NRZ Advance Receivables Trust Advance Receivables Backed Series 2016-T1, Class AT1, 2.751%, 6/15/2049[3,6]	177,918
	Ocwen Master Advance Receivables Trust
550,000	Series 2016-T1, Class AT1, 2.521%, 8/17/2048[3,6]	549,299
235,000	Series 2016-T1, Class BT1, 3.064%, 8/17/2048[3,6]	231,369
680,000	Series 2017-T1, Class AT1, 2.499%, 9/15/2048[3,6]	681,569
250,000	OZLM XV Ltd. Series 2016-15A, Class B, 5.059% (LIBOR 3 Month+270 basis points), 1/20/2029[1,3,6]	251,208
305,094	SBA Small Business Investment Cos. Series 2009-P10A, Class 1, 4.727%, 2/10/2019[3]	310,339
531,000	SBA Tower Trust Series 2014-1A, Class C, 2.898%, 10/15/2044[3,6,8]	531,269
500,000	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes Series 2016-T1, Class AT1, 2.530%, 11/16/2048[3,6]	499,688
1,075,000	Thacher Park CLO Ltd. Series 2014-1A, Class AR, 3.519% (LIBOR 3 Month+116 basis points), 10/20/2026[1,3,6]	1,075,070
250,000	TICP CLO VI Ltd. Series 2016-6A, Class B, 4.408% (LIBOR 3 Month+206 basis points), 1/15/2029[1,3,6]	250,848
	Toyota Auto Receivables Owner Trust
103,919	Series 2015-C, Class A3, 1.340%, 6/17/2019[3]	103,758
296,139	Series 2017-A, Class A2A, 1.420%, 9/16/2019[3]	295,402
250,000	Volvo Financial Equipment LLC Series 2015-1A, Class A4, 1.910%, 1/15/2020[3,6]	249,125
250,000	West CLO Ltd. Series 2014-2A, Class A1AR, 3.218% (LIBOR 3 Month+87 basis points), 1/16/2027[1,3,6]	250,175
163,511	World Omni Auto Receivables Trust Series 2018-A, Class A1, 1.750%, 2/15/2019[3]	163,514

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Asset-Backed Securities (Continued)
$465,000	World Omni Automobile Lease Securitization Trust Series 2016-A, Class A3, 1.450%, 8/15/2019[3]	$462,312

	Total Asset-Backed Securities (Cost $20,787,975)	20,756,932

	Commercial Mortgage-Backed Securities – 10.3%
	BAMLL Commercial Mortgage Securities Trust
350,000	Series 2013-DSNY, Class A, 2.947% (LIBOR 1 Month+105 basis points), 9/15/2026[1,6]	350,221
300,000	Series 2014-ICTS, Class B, 2.997% (LIBOR 1 Month+110 basis points), 6/15/2028[1,6]	300,226
475,000	BHMS Mortgage Trust Series 2014-ATLS, Class BFL, 3.837% (LIBOR 1 Month+195 basis points), 7/5/2033[1,3,6]	476,907
300,000	Citigroup Commercial Mortgage Trust Series 2018-TBR, Class A, 2.727% (LIBOR 1 Month+83 basis points), 12/15/2036[1,3,6]	300,752
	COMM Mortgage Trust
331,000	Series 2014-FL5, Class B, 4.047% (LIBOR 1 Month+215 basis points), 10/15/2031[1,3,6]	329,826
500,000	Series 2014-TWC, Class B, 3.495% (LIBOR 1 Month+160 basis points), 2/13/2032[1,3,6]	501,178
400,000	Series 2017-DLTA, Class B, 2.837% (LIBOR 1 Month+94 basis points), 8/15/2035[1,3,6]	401,319
321,350	Freddie Mac Multifamily Structured Pass-Through Certificates Series K017, Class A1, 1.891%, 12/25/2020[3]	319,426
	FREMF Mortgage Trust
350,000	Series 2012-K709, Class C, 3.872%, 4/25/2045[3,6,7]	351,490
141,450	Series 2013-KF02, Class B, 4.883% (LIBOR 1 Month+300 basis points), 12/25/2045[1,3,6]	141,596
	Government National Mortgage Association
14,264	Series 2011-20, Class A, 1.883%, 4/16/2032[3]	14,246
430,593	Series 2013-179, Class A, 1.800%, 7/16/2037[3]	419,274
24,606	Series 2014-31, Class AB, 2.586%, 9/16/2039[3]	24,573
126,141	Series 2013-12, Class A, 1.410%, 10/16/2042[3]	123,108
333,287	Series 2015-33, Class AH, 2.650%, 2/16/2045[3]	330,892
250,000	Hilton Orlando Trust Series 2018-ORL, Class B, 2.947% (LIBOR 1 Month+105 basis points), 12/15/2034[1,6]	250,858
415,000	JP Morgan Chase Commercial Mortgage Securities Corp. Series 2017-MAUI, Class B, 2.895% (LIBOR 1 Month+100 basis points), 7/15/2034[1,6]	416,483
230,000	JPMCC Re-REMIC Trust Series 2014-FRR1, Class A707, 4.347%, 1/27/2047[3,6]	228,516

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Commercial Mortgage-Backed Securities (Continued)
$500,000	Waldorf Astoria Boca Raton Trust Series 2016-BOCA, Class A, 3.247% (LIBOR 1 Month+135 basis points), 6/15/2029[1,6]	$500,350

	Total Commercial Mortgage-Backed Securities (Cost $5,799,386)	5,781,241

	Corporate – 20.8%
	Basic Materials – 0.8%
150,000	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 2.523% (LIBOR 3 Month+75 basis points), 5/1/2020[1,6]	151,208
275,000	Dow Chemical Co. 8.550%, 5/15/2019	291,274
		442,482
	Communications – 1.4%
250,000	21st Century Fox America, Inc. 7.250%, 5/18/2018	250,539
275,000	AT&T, Inc. 2.998% (LIBOR 3 Month+65 basis points), 1/15/2020[1]	276,766
250,000	Verizon Communications, Inc. 2.454% (LIBOR 3 Month+55 basis points), 5/22/2020[1]	251,500
		778,805
	Consumer, Cyclical – 2.3%
250,000	American Honda Finance Corp. 1.950%, 7/20/2020	244,399
275,000	Daimler Finance North America LLC 2.979% (LIBOR 3 Month+62 basis points), 10/30/2019[1,6]	276,726
50,000	Dollar Tree, Inc. 3.055% (LIBOR 3 Month+70 basis points), 4/17/2020[1,3]	50,145
250,000	Hyundai Capital America 2.875%, 8/9/2018[6]	249,860
250,000	Nissan Motor Acceptance Corp. 2.732% (LIBOR 3 Month+39 basis points), 7/13/2020[1,6]	250,615
250,000	Southwest Airlines Co. 2.750%, 11/6/2019[3]	248,858
		1,320,603
	Consumer, Non-cyclical – 4.3%
234,000	Amgen, Inc. 2.261% (LIBOR 3 Month+45 basis points), 5/11/2020[1]	235,308
250,000	BAT Capital Corp. 2.423% (LIBOR 3 Month+59 basis points), 8/14/2020[1,6]	251,345
275,000	Campbell Soup Co. 2.645% (LIBOR 3 Month+50 basis points), 3/16/2020[1]	275,732

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Corporate (Continued)
	Consumer, Non-cyclical (Continued)
$102,000	Church & Dwight Co., Inc. 2.510% (LIBOR 3 Month+15 basis points), 1/25/2019[1]	$102,008
250,000	Conagra Brands, Inc. 2.831% (LIBOR 3 Month+50 basis points), 10/9/2020[1]	250,388
250,000	CVS Health Corp. 2.687% (LIBOR 3 Month+63 basis points), 3/9/2020[1]	251,235
250,000	Dr. Pepper Snapple Group, Inc. 2.000%, 1/15/2020	245,432
75,000	General Mills, Inc. 2.893% (LIBOR 3 Month+54 basis points), 4/16/2021[1]	75,332
225,000	Gilead Sciences, Inc. 2.422% (LIBOR 3 Month+22 basis points), 3/20/2019[1]	225,264
250,000	Kroger Co. 2.000%, 1/15/2019	248,616
250,000	Mondelez International Holdings Netherlands B.V. 2.969% (LIBOR 3 Month+61 basis points), 10/28/2019[1,6,9]	251,157
		2,411,817
	Energy – 2.8%
250,000	Enbridge, Inc. 2.825% (LIBOR 3 Month+70 basis points), 6/15/2020[1,9]	251,756
250,000	EOG Resources, Inc. 6.875%, 10/1/2018	254,762
250,000	Halliburton Co. 2.000%, 8/1/2018[3]	249,539
250,000	Phillips 66 2.998% (LIBOR 3 Month+65 basis points), 4/15/2019[1,3,6]	250,102
250,000	Spectra Energy Partners LP 2.725% (LIBOR 3 Month+70 basis points), 6/5/2020[1]	252,024
300,000	Valero Energy Corp. 6.125%, 2/1/2020	315,233
		1,573,416
	Financial – 3.6%
250,000	Branch Banking & Trust Co. 2.226% (LIBOR 3 Month+22 basis points), 6/1/2020[1,3]	249,953
250,000	Goldman Sachs Group, Inc. 2.889% (LIBOR 3 Month+80 basis points), 12/13/2019[1]	251,971
250,000	HCP, Inc. 2.625%, 2/1/2020[3]	247,080
250,000	Marsh & McLennan Cos., Inc. 2.350%, 9/10/2019[3]	247,990
250,000	Morgan Stanley 3.148% (LIBOR 3 Month+138 basis points), 2/1/2019[1]	252,164

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Corporate (Continued)
	Financial (Continued)
$225,000	Nasdaq, Inc. 5.550%, 1/15/2020	$233,829
275,000	New York Life Global Funding 2.000%, 4/9/2020[6]	269,840
250,000	Provident Cos., Inc. 7.000%, 7/15/2018	252,244
		2,005,071
	Industrial – 2.2%
250,000	Caterpillar Financial Services Corp. 2.000%, 3/5/2020	246,260
250,000	General Electric Co. 2.858% (LIBOR 3 Month+51 basis points), 1/14/2019[1]	250,373
250,000	John Deere Capital Corp. 2.300%, 9/16/2019	248,546
250,000	Textron, Inc. 2.361% (LIBOR 3 Month+55 basis points), 11/10/2020[1,3]	250,114
250,000	Vulcan Materials Co. 2.725% (LIBOR 3 Month+60 basis points), 6/15/2020[1]	249,716
		1,245,009
	Technology – 1.5%
250,000	Hewlett Packard Enterprise Co. 4.251% (LIBOR 3 Month+193 basis points), 10/5/2018[1]	251,839
325,000	QUALCOMM, Inc. 2.335% (LIBOR 3 Month+45 basis points), 5/20/2020[1]	326,420
250,000	VMware, Inc. 2.300%, 8/21/2020	243,462
		821,721
	Utilities – 1.9%
35,000	Berkshire Hathaway Energy Co. 2.375%, 1/15/2021[6]	34,318
250,000	Dominion Resources, Inc. 1.875%, 12/15/2018[6]	248,684
275,000	Duke Energy Corp. 5.050%, 9/15/2019	282,426
250,000	Exelon Generation Co. LLC 4.000%, 10/1/2020[3]	253,624
250,000	Southern Co. 3.008% (LIBOR 3 Month+70 basis points), 9/30/2020[1,3,6]	251,484
		1,070,536
	Total Corporate (Cost $11,690,478)	11,669,460

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Residential Mortgage-Backed Securities – 5.4%
$210,835	Colony Starwood Homes Trust Series 2016-2A, Class A, 3.147% (LIBOR 1 Month+125 basis points), 12/17/2033[1,3,6]	$212,634
173,606	CSMC Trust Series 2014-OAK1, Class 2A4, 3.000%, 11/25/2044[3,6,7]	173,426
439,167	Fannie Mae Connecticut Avenue Securities Series 2016-C03, Class 1M1, 3.897% (LIBOR 1 Month+200 basis points), 10/25/2028[1,3]	445,272
	FDIC Guaranteed Notes Trust
71,444	Series 2010-S4, Class A, 2.607% (LIBOR 1 Month+72 basis points), 12/4/2020[1,3,6]	71,299
137,901	Series 2010-S2, Class 1A, 2.170% (LIBOR 1 Month+50 basis points), 11/29/2037[1,3,6]	137,711
249,701	Series 2010-S2, Class 2A, 2.570%, 7/29/2047[3,6]	246,457
120,507	FDIC Trust Series 2013-R2, Class A, 1.250%, 3/25/2033[3,6]	117,307
230,000	Finance of America Structured Securities Trust Series 2017-HB1, Class M1, 2.840%, 11/25/2027[3,6,7]	227,801
	Freddie Mac REMICS
131,178	Series 4002, Class DB, 2.000%, 3/15/2030[3]	130,200
452,420	Series 4235, Class AB, 2.000%, 1/15/2034[3]	449,221
	Freddie Mac Structured Agency Credit Risk Debt Notes
115,881	Series 2016-DNA4, Class M1, 2.697% (LIBOR 1 Month+80 basis points), 3/25/2029[1,3]	115,953
250,000	Series 2016-DNA4, Class M2, 3.197% (LIBOR 1 Month+130 basis points), 3/25/2029[1,3]	253,076
15,909	GSAMP Trust Series 2005-SEA2, Class A1, 2.247% (LIBOR 1 Month+35 basis points), 1/25/2045[1,3,6]	15,945
	Invitation Homes Trust
197,414	Series 2015-SFR3, Class A, 3.196% (LIBOR 1 Month+130 basis points), 8/17/2032[1,3,6]	198,012
149,315	Series 2017-SFR2, Class A, 2.746% (LIBOR 1 Month+85 basis points), 12/17/2036[1,6]	149,830
21,430	JP Morgan Resecuritization Trust Series 2010-4, Class 4A2, 3.010%, 9/26/2035[6,7]	21,418
62,835	NCUA Guaranteed Notes Trust Series 2011-R3, Class 1A, 2.272% (LIBOR 1 Month+40 basis points), 3/11/2020[1]	62,954

	Total Residential Mortgage-Backed Securities (Cost $3,039,334)	3,028,516

	Total Bonds (Cost $41,317,173)	41,236,149

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Principal Amount		Value

	Commercial Paper – 21.4%
$500,000	Avangrid, Inc. 2.350%, 5/7/2018	$499,786
500,000	Avery Dennison Corp. 2.379%, 5/2/2018	499,940
500,000	Bell Canada, Inc. 2.450%, 5/22/2018	499,359
500,000	Canadian Natural Resources Ltd. 2.65%, 5/25/2018	499,204
	CBS Corp.
500,000	2.400%, 5/4/2018	499,879
500,000	2.400%, 5/21/2018	499,337
500,000	CNH Industrial Capital LLC 2.700%, 6/21/2018	498,242
500,000	CRH America Finance, Inc. 2.520%, 6/8/2018	498,716
500,000	Enbridge Energy Partners LP 2.830%, 5/9/2018	499,724
500,000	Equifax, Inc. 2.700%, 5/14/2018	499,564
500,000	Glencore Funding LLC 2.350%, 5/21/2018	499,377
500,000	Hyundai Capital America 2.250%, 5/21/2018	499,337
500,000	IBM Credit LLC 1.980%, 6/20/2018	498,647
500,000	Interpublic Group of Cos Inc/The 2.750%, 6/25/2018	498,095
500,000	Kansas City Southern 2.450%, 5/4/2018	499,872
500,000	Molex Electronic Technologies LLC 2.458%, 5/14/2018	499,526
500,000	Nasdaq, Inc. 2.486%, 5/1/2018	499,973
500,000	Suncor Entergy, Inc. 2.600%, 7/24/2018	496,960
500,000	Time Warner, Inc. 2.542%, 7/18/2018	497,201
500,000	Toyota Motor Credit 2.245%, 6/19/2018	498,659
500,000	Tyson Foods, Inc. 2.136%, 5/7/2018	499,786
500,000	UnitedHealth Group, Inc. 2.080%, 6/25/2018	498,239
500,000	Walgreens Boots Alliance 2.042%, 5/1/2018	499,970

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Principal Amount		Value

	Commercial Paper (Continued)
$500,000	WPP CP LLC 2.800%, 7/17/2018	$497,241

	Total Commercial Paper (Cost $11,976,024)	11,976,634

Number of Shares

	Short-Term Investments – 4.4%
2,206,797	Federated Treasury Obligations Fund - Institutional Class, 1.536%[10]	2,206,797
251,955	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 1.530%[10]	251,955

	Total Short-Term Investments (Cost $2,458,752)	2,458,752

	Total Investments – 100.9% (Cost $56,606,173)	56,528,868
	Liabilities in Excess of Other Assets – (0.9)%	(505,380)

	Total Net Assets – 100.0%	$56,023,488

REMIC – Real Estate Mortgage Investment Conduit

[1]	Floating rate security.
[2]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[3]	Callable.
[4]	All or a portion of the loan is unfunded.
[5]	Denotes investments purchased on a when-issued or delayed delivery basis.
[6]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $22,512,786 which represents 40.2% of Net Assets.
[7]	Variable rate security.
[8]	Step rate security.

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

[9]	Foreign security denominated in U.S. Dollars.
[10]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Palmer Square Ultra-Short Duration Investment Grade Fund

NOTES TO SCHEDULE OF INVESTMENTS

April 30, 2018 (Unaudited)

Note 1 – Organization

Palmer Square Ultra-Short Duration Investment Grade Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek income. A secondary objective of the Fund is to seek capital appreciation. The Fund commenced investment operations on October 7, 2016.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Futures Contracts

The Fund may use interest rate, foreign currency, index and other futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made.

A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations.

Palmer Square Ultra-Short Duration Investment Grade Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

April 30, 2018 (Unaudited)

(c) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

Note 3 – Federal Income Taxes

At April 30, 2018, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$56,609,402

Gross unrealized appreciation	$30,188
Gross unrealized depreciation	(110,722)

Net unrealized depreciation on investments	$(80,534)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

Palmer Square Ultra-Short Duration Investment Grade Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

April 30, 2018 (Unaudited)

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2018, in valuing the Fund’s assets carried at fair value:

Assets	Level 1	Level 2	Level 3*	Total
Bank Loans	$-	$857,333	$-	$857,333
Bonds
Asset-Backed Securities	-	20,756,932	-	20,756,932
Commercial Mortgage-Backed Securities	-	5,781,241	-	5,781,241
Corporate**	-	11,669,460	-	11,669,460
Residential Mortgage-Backed Securities	-	3,028,516	-	3,028,516
Commercial Paper	-	11,976,634	-	11,976,634
Short-Term Investments	2,458,752	-	-	2,458,752
Total Assets	$2,458,752	$54,070,116	$-	$56,528,868

*	The Fund did not hold any Level 3 securities at period end.
**	All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out by major sector classification, please refer to the Schedule of Investments.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	06/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	06/29/2018

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	06/29/2018